BALANCE SHEETS	Jan. 15, 2021 USD ($)
Northern Genesis Acquisition Corp II [Member]
Assets, Current [Abstract]
Cash	$ 588,820
Due from sponsor	1,080,000
Prepaid expenses and other current assets	24,400
Total current assets	1,693,220
Cash held in Trust Account	414,000,000
Total assets	415,693,220
Current liabilities
Accrued expenses	1,450
Accrued offering costs	251,748
Promissory note-related party	117,917
Total current liabilities	371,115
Warrant liability	30,583,467
Deferred underwriting payable	14,490,000
Total liabilities	45,444,582
Commitments
Common stock subject to possible redemption, 41,400,000 shares, at the redemption value	414,000,000
Stockholder's Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 10,350,000 at September 30, 2021 and December 31, 2020	1,035
Accumulated deficit	(43,752,397)
Total stockholder's Equity	(43,751,362)
Total liabilities and stockholder's Equity	$ 415,693,220